Investments in subsidiary undertakings, joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2022
Investments in subsidiary undertakings, joint ventures and associates
Schedule of investments in unconsolidated structured entities

	31 Dec 2022 $m		31 Dec 2021 $m
		Other		Other
	Investment	structured	Investment	structured
Consolidated statement of financial position line items	funds	entities	funds	entities
Equity securities and holdings in collective investment schemes	30,771	—	35,446	—
Debt securities	—	370	—	251
Total investments in unconsolidated structured entities	30,771	370	35,446	251

Schedule of group's share of the profits , net of related tax, and carrying amount of interest in joint ventures and associates, which are equity accounted

	2022 $m	2021 $m	2020 $m
CPL	(144)	278	394
Hong Kong	—	9	3
Malaysia	24	28	30
Growth markets and othernote	5	(110)	(27)
Insurance operations	(115)	205	400
Eastspring	144	147	117
Total segment and Group total	29	352	517

Note

For growth markets and other, as well as the segment results for associates and joint ventures within the segment, the amount shown includes other items of $15 million (2021: $(38) million; 2020: $(103) million) which primarily comprise of taxes for all life joint ventures and associates together with other non-recurring items.

Schedule of financial information relating to joint venture

Statement of financial position:	31 Dec 2022 $m	31 Dec 2021 $m
Total assets	31,608	29,237
Total liabilities (including non-controlling interest)	29,330	26,523
Shareholders’ equity	2,278	2,714

The above amounts of assets and liabilities include the following:
Cash and cash equivalents	561	422
Financial liabilities (excluding trade and other payables and provisions)	985	938

Income statement:	2022 $m	2021 $m	2020 $m
Revenue	5,778	7,374	5,492
Profit for the year after tax	(248)	453	599
The above profit for the year includes the following:
Depreciation and amortisation	(106)	(86)	(81)
Interest income	599	465	378
Interest expense	(3)	(2)	(2)
Income tax credit (charge)	40	(84)	(166)

The summarised financial information above is reconciled to the carrying amount of the Group’s interest in the joint venture recognised in the consolidated financial statements as follows:

	31 Dec 2022 $m	31 Dec 2021 $m
Net assets of CITIC-Prudential Life as shown above	2,278	2,714
Proportion owned by the joint venture partner (50%)	1,139	1,357
Carrying amount of the Group’s interest in the joint venture (50%)	1,139	1,357

Schedule of direct subsidiary undertakings of the parent company

Simplified corporate structure as at 31 December 2022

*CPL is a joint venture with CITIC, a leading state owned conglomerate

†Indirectly held by Prudential Corporation Asia Limited.

Direct subsidiary undertakings of the parent company, Prudential plc (shares held directly or via nominees)

Key to share classes:

Abbreviation	Class of share held
LBG	Limited by Guarantee
MI	Membership Interest
MI - WFOE	Membership Interest of a Wholly Foreign Owned Enterprise in the Chinese Mainland
MI – JV	Membership Interest of a Sino-Foreign Equity Joint Venture in the Chinese Mainland
OS	Ordinary Shares
PI	Partnership Interest
PS	Preference Shares
U	Units

Name of entity	Classes of shares held	Proportion held	Registered office address
Prudential Corporation Asia Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential Group Holdings Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom

Schedule of other subsidiaries, joint ventures, associates and significant holdings

Other subsidiaries, joint ventures, associates and significant holdings of the Group – no shares held directly by the parent company (Prudential plc) or its nominees

	Classes of
	shares	Proportion
Name of entity	held	held	Registered office address
Aberdeen Cash Creation Fund	U	30.62%	28th Floor Bangkok City Tower, 179 South Sathorn Road, Thungmahamek, Sathorn, Bangkok 10120, Thailand
Aberdeen Standard Global Opportunities Fund	U	34.61%	21 Church Street, #01-01, Capital Square Two, Singapore 049480
Aberdeen Standard Singapore Equity Fund	U	62.18%
AC Financial Partners Limited Partnership	PI	100.00%	65 Haymarket Terrace, Edinburgh, EH12 5HD
Alternatives North America Ltd.	U	100.00%	PO Box 1093, Queensgate House, Grand Cayman, KY1-1102, Cayman Islands
BOCHK Aggressive Growth Fund	U	47.75%	27th Floor, Bank of China Tower, 1 Garden Road, Hong Kong
BOCHK Balanced Growth Fund	U	41.47%
BOCHK China Equity Fund	U	73.71%
BOCHK Conservative Growth Fund	U	42.71%
BOCHK US Dollar Money Market Fund	U	21.91%
BOCI-Prudential Asset Management Limited	OS	36.00%
BOCI-Prudential Trustee Limited	OS	36.00%	Suites 1501-1507 & 1513-1516, 15th Floor, 1111 King's Road, Taikoo Shing, Hong Kong
Cathay High Yield Ex China Cash Pay 1-5 Year 2% Issuer Capped ETF	U	42.71%	6th Floor, No.39, Sec.2, Dunhua South. Road, Taipei, Taiwan
CITIC-CP Asset Management Co., Ltd.	MI - JV	26.95%	Room 101-2, No.128 North Zhangjiabang Road, Pudong District, Shanghai, China
CITIC-Prudential Fund Management Company Limited	MI - JV	49.00%	Level 9, HSBC Building, Shanghai IFC, 8 Century Avenue, Pudong, Shanghai, China
CITIC-Prudential Life Insurance Company Limited	MI - JV	50.00%	Room 1101-A, 1201, 1301, 1401, 1501, 1601, 1701, 1801, Unit 01, Building 1, No. B2, North Road of East Third Ring Road, Chaoyang District, Beijing, PRC,100027, China

	Classes of
	shares	Proportion
Name of entity	held	held	Registered office address
Eastspring Al-Wara' Investments Berhad	OS	100.00%	Level 25, Menara Hong Leong, No. 6 Jalan Damanlela, Bukit Damansara, 50490 Kuala Lumpur, Malaysia
Eastspring Asia Pacific High Yield Equity Fund	U	37.57%	4th Floor, No.1, Songzhi Road, Xinyi Dist., Taipei, Taiwan
Eastspring Asset Management (Thailand) Co., Ltd.	OS	59.50%	944 Mitrtown Office Tower, 9th Floor, Rama 4 Road, Wangmai, Pathumwan, Bangkok 10330, Thailand
Eastspring Asset Management Korea Co. Ltd.	OS	100.00%	22nd Floor (Seoul International Finance Center, Yeouido dong), 10 Gukjegeumyung-ro, Yeongdeungpo-gu, Seoul, Republic of Korea 07326
Eastspring Investment K-Short Term Bond Alpha Securities Investment Trust(Bond Balanced)	U	27.54%	22nd Floor One IFC, 10 Gukjegeumyung-ro, Youngdungpo-gu, Seoul 07326, Korea
Eastspring Investment Management (Shanghai) Company Limited	MI - WFOE	100.00%	Unit 306-308, 3rd Floor, Azia Center, 1233 Lujiazui Ring Road, China (Shanghai) Pilot Free Trade Zone, China
Eastspring Investments - Asia Opportunities Equity Fund	U	99.97%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments - Global Growth Equity Fund	U	59.04%
Eastspring Investments - Global Low Volatility Equity Fund	U	96.36%
Eastspring Investments - Global Technology Fund	U	82.06%
Eastspring Investments - Pan European Fund	U	61.34%
Eastspring Investments - US High Yield Bond Fund	U	46.85%
Eastspring Investments - US Investment Grade Bond Fund	U	68.91%
Eastspring Investments - World Value Equity Fund	U	95.64%
Eastspring Investments (Hong Kong) Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Eastspring Investments (Luxembourg) S.A.	OS	100.00%	26, Boulevard Royal, L-2449 Luxembourg, Grand Duchy of Luxembourg
Eastspring Investments (Singapore) Limited	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
Eastspring Investments Asia Pacific Equity Fund	U	93.92%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Asia Pacific ex-Japan Target Return Fund	U	75.84%	Eastspring Investments Berhad, Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments Asia Real Estate Multi Asset Income Fund	U	73.95%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Asia Sustainable Bond Fund	U	93.97%
Eastspring Investments Asian Bond Fund	U	42.30%
Eastspring Investments Asian Dynamic Fund	U	91.58%
Eastspring Investments Asian Equity Fund	U	98.97%
Eastspring Investments Asian Equity Income Fund	U	87.52%
Eastspring Investments Asian High Yield Bond Fund	U	44.35%
Eastspring Investments Asian Investment Grade Bond Fund	U	90.06%
Eastspring Investments Asian Low Volatility Equity Fund	U	89.01%
Eastspring Investments Asian Multi Factor Equity Fund	U	90.94%
Eastspring Investments Berhad	OS	100.00%	Level 25, Menara Hong Leong, No. 6 Jalan Damanlela, Bukit Damansara, 50490 Kuala Lumpur, Wilayah Persekutuan, Malaysia
Eastspring Investments China A Shares Growth Fund	U	63.69%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Dragon Peacock Fund	U	95.82%
Eastspring Investments Emerging Markets Star Players	U	40.88%	Eastspring Investments Limited, Marunouchi Park Bldg., 2-6-1 Marunochi, Chiyoda-ku, Tokyo, Japan 100-6905
Eastspring Investments Equity Income Fund	U	40.95%	Eastspring Investments Berhad, Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments European Investment Grade Bond Fund	U	99.91%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Fund Management Limited Liability Company	MI	100.00%	23rd Floor, Saigon Trade Center, 37 Ton Duc Thang Street, District 1, Ho Chi Minh City, Vietnam
Eastspring Investments Global Emerging Markets Bond Fund	U	99.38%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Global Emerging Markets Dynamic Fund	U	62.79%
Eastspring Investments Global Emerging Markets ex-China Dynamic Fund	U	99.96%
Eastspring Investments Global Equity Navigator Fund	U	97.19%
Eastspring Investments Global Growth Fund	U	40.22%	Eastspring Investments Berhad, Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments Global Market Navigator Fund	U	99.75%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Global Multi Asset Income Plus Growth Fund	U	100.00%
Eastspring Investments Greater China Equity Fund	U	90.60%
Eastspring Investments Group Pte. Ltd.	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
Eastspring Investments Incorporated	OS	100.00%	874 Walker Road, Suite C, City of Dover, County of Kent, State of Delaware, 19904, USA
Eastspring Investments India Consumer Equity Open Limited	OS	100.00%	3rd Floor, 355 NEX, Rue du Savoir, Cybercity Ebene 72201, Mauritius
Eastspring Investments India Equity Fund	U	79.97%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments India Equity Open Limited	OS	100.00%	3rd Floor, 355 NEX, Rue du Savoir, Cybercity Ebene 72201, Mauritius
Eastspring Investments India Infrastructure Equity Open Limited	OS	100.00%
Eastspring Investments Limited	OS	100.00%	Marunouchi Park Building, 6-1 Marunouchi 2-chome, Chiyoda-Ku, Tokyo, Japan

	Classes of
	shares	Proportion
Name of entity	held	held	Registered office address
Eastspring Investments MY Focus Fund	U	28.33%	Eastspring Investments Berhad, Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments Private Fixed Income Fund Number 1	U	87.11%	Units 306-308, 3rd Floor, Azia Center 1233 Lujiazui Ring Road, Shanghai, China
Eastspring Investments Services Pte. Ltd.	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
Eastspring Investments SICAV-FIS - Alternative Investments Fund	U	100.00%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments SICAV-FIS - Asia Pacific Loan Fund	U	100.00%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Syariah Equity Islamic Asia Pacific USD Kelas B	U	88.02%	Prudential Tower, 23rd Floor, Jl. Jend. Sudirman Kav.79, Jakarta 12910, Indonesia
Eastspring Investments Unit Trusts - Dragon Peacock Fund	U	97.69%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
Eastspring Investments Unit Trusts Singapore ASEAN Equity Fund	U	98.74%
Eastspring Investments Unit Trusts Singapore Select Bond Fund	U	66.05%
Eastspring Investments US Corporate Bond Fund	U	60.04%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments US High Investment Grade Bond Fund	U	87.42%
Eastspring Investments Vietnam Navigator Fund	U	76.79%	23rd Floor, Saigon Trade Center Building, 37 Ton Duc Thang Street, Ben Nghe Ward, District 1, Ho Chi Minh City, Vietnam
Eastspring Investments-Global Emerging Markets Fundamental Value Fund	U	99.96%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments-Japan Sustainable Value Fund	U	100.00%
Eastspring Overseas Investment Fund Management (Shanghai) Company Limited	MI - WFOE	100.00%	Unit 306-308, 3rd Floor, 1233 Lujiazui Ring Road, China (Shanghai) Pilot Free Trade Zone, China
Eastspring Private Equity Fund 2	U	99.99%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre Tower 2, Singapore 018983
Eastspring Securities Investment Trust Co., Ltd.	OS	99.54%	4th Floor, No.1 Songzhi Road, Taipei 110, Taiwan
Eastspring Singapore Alternatives VCC	U	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
Eastspring Syariah Fixed Income USD Kelas A	U	69.23%	Prudential Tower Lantai 23, JI. Jend. Sudirman Kav. 79, Jakarta 12910, Indonesia
FCP Ecobank Actions Uemoa	U	43.63%	Immeuble Ecobank, 2Er Etage -Avenue Houdaille Plateau, 01 B.P 4107 Abidjan O1 Cote D’Ivoire
First Sentier Global Property Securities Fund	U	67.50%	79 Robinson Road, #17-01, Singapore 068897
FSSA China Focus Fund	U	67.76%	70 Sir John Rogerson’s Quay, Dublin 2, D02 R296, Ireland
Fubon 1-5 Years US High Yield Bond Ex China	U	61.05%	8th Floor, No.108, Sec.1, Dunhua South. Road, Taipei, Taiwan
Fubon China Bond Umbrella Fund - Fubon China Quality Rmb Bond Fund	U	23.37%
Fubon China Currency Fund	U	35.49%
Fuh Hwa 1-5 Yr High Yield ETF	U	44.22%	8th & 9th Floor, No.308, Sec. 2, Bade Road, Da-an District
Fuh Hwa Emerging Market RMB Fixed Income Fund	U	46.42%
Fuh Hwa Rmb Money Market Fund	U	37.52%
Furnival Insurance Company PCC Limited	OS	100.00%	PO Box 155, Mill Court, La Charroterie, St Peter Port, GY1 4ET, Guernsey
GIS Total Return Bond Fund	U	27.53%	78 Sir John Rogerson's Quay, Dublin, D02 HD32, Ireland

	Classes of
	shares	Proportion
Name of entity	held	held	Registered office address
GS Twenty Two Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
HSBC Asia Pacific Ex Japan Sustainable Equity UCITS ETF	U	63.65%	25/28 North Wall Quay, IFSC, Dublin 1, Ireland
HSBC Senior Global Infrastructure Debt Fund	U	100.00%	8 Canada Square, London, E14 5HQ, United Kingdom
ICICI Prudential Asset Management Company Limited	OS	49.00%	12th Floor, Narain Manzil, 23, Barakhamba Road, New Delhi 110001, India
ICICI Prudential Life Insurance Company Limited	OS	22.07%	ICICI PruLife Towers, 1089 Appasaheb Marathe Marg, Prabhadevi, Mumbai 400025, India
ICICI Prudential Pension Funds Management Company Limited	OS	22.07%
ICICI Prudential Trust Limited	OS	49.00%	12th Floor, Narain Manzil, 23, Barakhamba Road, New Delhi 110001, India
India Innovation High Growth EQ QII	U	100.00%	Eastspring Investments Limited, Marunouchi Park Bldg., 2-6-1 Marunochi, Chiyoda-ku, Tokyo, Japan 100-6905
Invesco Fixed Maturity Selective Emerging Market Bonds 2024	U	100.00%	8th Floor, No 122, Tung Hua N. Rd. Taipei, Taiwan
Invesco Select 6 Year Maturity Global Bond Fund	U	100.00%
iShares Core MSCI Asia	U	61.46%	15th, 16th, 17th Floor, Champion Tower & 17th Floor ICBC Tower, Three Garden Road, Central, Hong Kong
iShares Global High Yield Corp Bond UCITS ETF	U	65.61%	200 Capital Dock, 79 Sir John Rogerson’s Quay, Dublin 2, Ireland
iShares MSCI Europe ESG Enhanced UCITS ETF	U	51.34%	12 Throgmorton Avenue, London, EC2N 2DL
iShares MSCI Korea UCITS ETF USD (Acc)	U	53.66%	200 Capital Dock, 79 Sir John Rogerson’s Quay, Dublin 2, Ireland
iShares MSCI USA ESG Enhanced UCITS ETF	U	41.86%	12 Throgmorton Avenue, London, EC2N 2DL
KKP Active Equity Fund	U	35.38%	19th Floor Muang Thai-Phatra Complex, Building Tower, A, 252/25 Ratchadapisek Road, Huaykwang, Bangkok 10310, Thailand
Krungsri Greater China Equity Hedged Dividend Fund	U	31.10%	12th, 18th Zone B Floor, Ploenchit Tower 898 Ploenchit Road, Lumpini Pathumwan, Bangkok 10330, Thailand
Lasalle Property Securities SICAV-FIS	U	99.97%	11-13 Bouldevard de la Foire, L-1528 Luxembourg
M&G Asia Property Trust	U	100.00%	138 Market Street, CapitaGreen #35-01, Singapore 048946
M&G Real Estate Asia Holding Company Pte. Ltd.	OS	33.00%	138 Market Street, #35-01 CapitaGreen, Singapore 048946

	Classes of
	shares	Proportion
Name of entity	held	held	Registered office address
Manulife Asia Pacific Bond Fund	U	57.81%	9th Floor, No 89 Son Ren Road, Taipei, Taiwan
Manulife China Dim Sum High Yield Bond Fund	U	22.54%
Manulife China Offshore Bond Fund	U	85.22%
Manulife Taiwan Dynamic Fund	U	20.53%
Manulife USD High Yield Bond Fund	U	29.47%
Nomura Six Years Fixed Maturity Asia Pacific Emerging Market Bond Fund	U	100.00%	101 Tower, 30th Floor, No. 7 Sec. 5, Xinyi Rd., Xinyi Dist., Taipei, Taiwan
Nomura Six Years Fixed Maturity Emerging Market Bond Fund	U	41.88%
Nomura Six Years Ladder Maturity Asia Pacific Emerging Market Bond Fund	U	97.86%
North Sathorn Holdings Company Limited	OS	100.00%	No. 63, Athenee Tower, 34th Floor, Wireless Road, Lumpini Subdistrict Pathumwan District, Bangkok Metropolis, Thailand
PCA IP Services Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
PCA Life Assurance Co., Ltd.	OS	99.79%	8th Floor, No.1 Songzhi Road, Taipei City, 11047, Taiwan
PCA Reinsurance Co. Ltd.	OS	100.00%	Unit Level 13(A), Main Office Tower, Financial Park Labuan, Jalan Merdeka, 87000 Federal Territory of Labuan, Malaysia

	Classes of
	shares	Proportion
Name of entity	held	held	Registered office address
PineBridge US Dual Core Income Fund	U	37.37%	10th Floor, No. 144, Sec. 2, Minquan East Rd, Taipei
Principal Global Silver Age Fund	U	22.89%	44, 16th Floor, CIMB Thai Bank, Lungsuan Road, Lumpini, Bangkok 10330, Thailand
Pru Life Insurance Corporation of U.K.	OS	100.00%	9th Floor, Uptown Place Tower 1, 1 East 11th Drive, Uptown Bonifacio, 1634 Taguig City, Metro Manila, Philippines
Pru Life UK Asset Management and Trust Corporation	OS	100.00%
Prudence Foundation	LBG	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential (Cambodia) Life Assurance Plc	OS	100.00%	Phnom Penh Tower, 20th Floor, #445, Monivong Blvd., Boeung Prolit, 7 Makara, Phnom Penh, Cambodia
Prudential (US Holdco 1) Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential Africa Holdings Limited	OS	100.00%
Prudential Africa Services Limited	OS	100.00%	3rd Floor, One Africa Place, LR. No. 1870/X/45, P.O. Box 25093-00100, Westlands, Nairobi, Kenya
Prudential Assurance Company Singapore (Pte) Limited	OS	100.00%	30 Cecil Street, #30-01 Prudential Tower, Singapore 049712
Prudential Assurance Malaysia Berhad*	OS	51.00%	Level 26, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Prudential Assurance Uganda Limited	OS	100.00%	9th Floor Zebra Plaza, Plot 23 Kampala Road, P.O. Box 2660, Kampala, Uganda
Prudential BeGeneral Insurance Côte d'Ivoire S.A.	OS	51.00%	Abidjan Plateau, Avenue Noguès, Immeuble Woodin Center, 1er étage, 01 P.O. BOX 5173, Abidjan 01, Côte d'Ivoire
Prudential Belife Insurance Côte d'Ivoire S.A.	OS	51.00%
Prudential Beneficial General Insurance Cameroon S.A.	OS	50.71%	1944, Boulevard de la République Douala-Akwa, P.O. BOX 2328, Douala, Cameroon
Prudential Beneficial Life Insurance Cameroon S.A.	OS	51.00%
Prudential Beneficial Life Insurance Togo S.A.	OS	50.99%	2963 Rue de la Chance Agbalepedogan, P.O. Box 1115, Lome, Togo
Prudential BSN Takaful Berhad†	OS	49.00%	Level 13, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Prudential Corporation Holdings Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential Financial Advisers Singapore Pte. Ltd.	OS	100.00%	30 Cecil Street, #30-01 Prudential Tower, Singapore 049712
Prudential Financial Partners (Asia) Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, England, United Kingdom
Prudential Financial Partners HK Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential General Insurance Hong Kong Limited	OS	100.00%	59th Floor, One Island East, 18 Westlands Road, Quarry Bay, Hong Kong
Prudential Group Secretarial Services HK Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential Group Secretarial Services Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential Holdings Limited	OS	100.00%	4th Floor, Saltire Court, 20, Castle Terrace, Edinburgh, EH1 2EN, United Kingdom
Prudential Hong Kong Limited	OS	100.00%	59th Floor, One Island East, 18 Westlands Road, Quarry Bay, Hong Kong
Prudential International Treasury Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential IP Services Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential Life Assurance (Lao) Company Limited	OS	100.00%	5th Floor, Lao international Business and Tourist Center Project (Vientiane Center), Khouvieng Road, Nongchan Village, Sisattanak District, Vientiane Capital, Lao PDR
Prudential Life Assurance (Thailand) Public Company Limited	OS	99.93%	944 Mitrtown Office Tower, 10th, 29th-31st Floor, Rama 4 Road, Wangmai, Pathumwan, Bangkok, 10330, Thailand
Prudential Life Assurance Kenya Limited	OS	100.00%	Vienna Court, Ground Floor, State House Crescent, Off State House Avenue, P.O. Box 25093-00603, Nairobi, Kenya
Prudential Life Assurance Zambia Limited	OS	100.00%	Prudential House, Plot No. 32256, Thabo Mbeki Road, P.O. Box 31357, Lusaka, Zambia
Prudential Life Insurance Ghana Limited	OS	100.00%	H/NO. 35, Opp. Hobats Clinic, North Street, Tesano, Accra, Accra Metropolitan, Greater Accra, P.O. Box AN 10476, Ghana
Prudential Life Vault Limited	OS	100.00%	48 Awolowo Road, South-West Ikoyi, Lagos, Nigeria

	Classes of
	shares	Proportion
Name of entity	held	held	Registered office address
Prudential Mauritius Holdings Limited	OS	100.00%	3rd Floor, 355 NEX, Rue du Savoir, Cybercity Ebene 72201, Mauritius
Prudential Myanmar Life Insurance Limited	OS	100.00%	#15-01, 15th Floor, Sule Square, 221 Sule Pagoda Road, Kyauktada Township, Yangon, Myanmar
Prudential Pensions Management Zambia Limited	OS	49.00%	Prudential House, Plot No. 32256, Thabo Mbeki Road, P.O. Box 31357, Lusaka, Zambia
Prudential Services Asia Sdn. Bhd.	OS	100.00%	Suite 1005, 10th Floor, Wisma Hamzah-Kwong Hing, No. 1 Leboh Ampang, 50100 Kuala Lumpur, Malaysia
	PS	100.00%
Prudential Services Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential Services Philippines Corporation	OS	100.00%	19th Floor Uptown Place Tower I East, 11th Drive Uptown Bonifacio Fort Bonifacio Bonifacio Global City, Taguig City, Fourth District, National Capital Region (NCR), 1630, Philippines
Prudential Services Singapore Pte. Ltd.	OS	100.00%	7 Straits View, #06-01 Marina One East Tower, Singapore 018936
Prudential Singapore Holdings Pte. Limited	OS	100.00%	30 Cecil Street, #30-01 Prudential Tower, Singapore 049712
	PS	100.00%
Prudential Technology and Services India Private Limited	OS	100.00%	CoWrks NXT, EPIP Industrial Area, Whitefield Road, K.R Puram, Near SAP Labs, Hubli, Bangalore, Karnataka, 560066, India
Prudential Vietnam Assurance Private Limited	OS	100.00%	25th Floor, Saigon Trade Center, 37 Ton Duc Thang Street, District 1, Ho Chi Minh City, Vietnam
Prudential Wealth Holdings Company Pte. Ltd.	OS	100.00%	7 Straits View #07-01, Marina One East Tower, Singapore 018936, Singapore
Prudential Wealth Management Singapore Pte. Ltd.	OS	100.00%	8 Marina View #15-06A, Asia Square Tower 1, Singapore 018960, Singapore
Prudential Zenith Life Insurance Limited	OS	51.00%	13th Floor, Civic Towers, Ozumba Mbadiwe Avenue, Victoria Island, Lagos State, Lagos, Nigeria
PRUInvest PHP Liquid Fund	U	99.84%	9th Floor, Uptown Place Tower 1, 1 East 11th Drive, Uptown Bonifacio, 1634 Taguig City, Metro Manila, Philippines
PRUInvest PH Equity Index Tracker Fund	U	100.00%
PT Prudential Sharia Life Assurance	OS	94.62%	Prudential Tower, 2nd Floor, Jl. Jend. Sudirman Kav. 79, Jakarta 12910, Indonesia
PT. Eastspring Investments Indonesia	OS	99.95%	Prudential Tower, 23rd Floor, Jl. Jend. Sudirman Kav.79, Jakarta 12910, Indonesia
PT. Prudential Life Assurance‡	OS	94.62%	Prudential Tower, Jl. Jend. Sudirman Kav. 79, Jakarta 12910, Indonesia
Pulse Ecosystems Pte. Ltd.	OS	100.00%	7 Straits View, #06-01 Marina One East Tower, Singapore 018936
Pulse Wealth Limited	OS	100.00%	Suite 3703-04, 37/F, Tower 6, The Gateway, Harbour City, 9 Canton Road, Tsim Sha Tsui, Kowloon, Hong Kong
Reksa Dana Eastspring IDR Fixed Income Fund	U	98.81%	Prudential Tower, 23rd Floor, Jl. Jend. Sudirman Kav.79, Jakarta 12910, Indonesia
Reksa Dana Eastspring Investments Cash Reserve	U	88.93%
Reksa Dana Syariah Eastspring Syariah Fixed Income Amanah	U	66.32%
Reksa Dana Syariah Eastspring Syariah Money Market Khazanah	U	99.30%
Reksa Dana Syariah Penyertaan Terbatas Bahana Syariah Bumn Fund IV	U	99.01%	Graha CIMB Niaga 21st Floor. Jl Jend Sudirman Kav 58, Jakarta - 12190, Indonesia
Rhodium Investment Funds - Singapore Bond Fund	U	99.75%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre Tower 2, Singapore 018983
Rhodium Passive Long Dated Bond Fund	U	99.87%
Robeco QI European Active Index Equities	U	94.55%	6, route de Trèves, L-2633 Senningerberg, Grand Duchy of Luxembourg
Schroder Asian Investment Grade Credit	U	37.95%	138 Market Street, #23-01 CapitaGreen, Singapore 048946
Schroder Emerging Markets Fund	U	67.30%
Schroder Multi-Asset Revolution	U	48.29%
Schroder US Dollar Money Fund	U	34.92%	9th floor, no. 108, section 5, xinyi road, taipei
Scotts Spazio Pte. Ltd.	OS	45.00%	316 Tanglin Road, #01-01,Singapore, 247978
Shenzhen Prudential Technology Limited	MI - WFOE	100.00%	Unit 5, 8th Floor, China Resources Tower, No.2666 Keyuan South Road, Yuehai Street, Nanshan District, Shenzhen 518054, China

	Classes of
	shares	Proportion
Name of entity	held	held	Registered office address
Sinopac RMB Money Market Fund	U	27.12%	14th Floor, No.17,Po Ai Rd., Taipei, Taiwan
Sri Han Suria Sdn. Bhd.	OS	51.00%	Suite 1005, 10th Floor, Wisma Hamzah-Kwong Hing, No. 1 Leboh Ampang, 50100 Kuala Lumpur, Malaysia
Staple Limited	OS	100.00%	No. 63, Athenee Tower, 34th Floor, Wireless Road, Lumpini Subdistrict Pathumwan District, Bangkok Metropolis, Thailand
Templeton Asian Growth Fund	U	31.40%	8A, rue Albert Borschette, L-1246 Luxembourg
Threadneedle (Lux) – Global Emerging Market Equities	U	69.10%	44 Rue de la vallée, 2661 Luxembourg
United Global Innovation Fund	U	21.33%	23A, 25th Floor, Asia Centre Building, 173/27-30, 32-33 South Sathon Road, Thungmahamek, Sathon, Bangkok 10120, Thailand
UOB Smart Global Healthcare Fund	U	42.04%
UOB Smart Japan Small and Mid Cap Fund	U	29.79%
UOB Smart Millennium Growth Fund	U	38.65%
USD Investment Grade Infrastructure Debt Fund SCSp	U	21.53%	35a, Avenue J.F. Kennedy, L-1855, Luxembourg, Grand Duchy of Luxembourg
*	Prudential Assurance Malaysia Berhad is consolidated at 100 per cent in the Group's consolidated financial statements reflecting the economic interest to the Group.
†

Prudential BSN Takaful Berhad is a joint venture that is accounted for using the equity method, for which the Group has an economic interest of 70 per cent for all business sold up to 23 December 2016 and of 49 per cent for new business sold subsequent to this date.

Schedule of issued share capital of subsidiaries which affect results or assets of group

Name of entity	Issued and fully paid up share/ registered capital
Prudential Assurance Company Singapore (Pte) Limited	526,557,000 ordinary shares of SG$ 1 each
PT. Prudential Life Assurance	105,500 ordinary shares and 6,000 preference shares of Rp 1,000,000 each
Prudential Hong Kong Limited	3,641,479,873 ordinary shares of HK$ 1 each
Prudential Assurance Malaysia Berhad	100,000,000 ordinary shares of RM 1 each